Business Combinations (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Schedule of Purchase Price Allocation	The following represents the purchase price allocation at the dates of the acquisitions:
	Handshake on March 25, 2021	AI Macau on February 9, 2022	AI Malaysia on January 20, 2022	Beijing Wanjia on June 22, 2022	Shenzhen GFAI and Guangzhou GFAI on March 22, 2022
Cash and cash equivalents	$24,276	$21,038	$12,500	$38,342	$2,187
Other current assets	32,250	4,162	-	2,219,318	2,393,558
Property, plant and equipment	-	-	-	20,488	2,055,610
Intangible assets	-	-	-	1,593,398	1,592,783
Other non-current assets	-	-	-	203,765	23,566
Current liabilities	(58,297)	(92,350)	(13,184)	(1,681,573)	(4,320,434)
Goodwill	329,534	70,355	685	411,862	1,867,009
Total purchase price	$327,763	$3,205	$1	$2,805,600	$3,614,279